Document and Entity Information	Nov. 15, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 15, 2023
Entity Registrant Name	ContraFect Corporation
Entity Incorporation State Country Code	DE
Entity File Number	001-36577
Entity Tax Identification Number	39-2072586
Entity Address Address Line 1	28 Wells Avenue
Entity Address Address Line 2	3rd Floor
Entity Address City Or Town	Yonkers
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10701
City Area Code	914
Local Phone Number	207-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	CFRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001478069
Amendment Flag	false